FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05296

                        The High Yield Income Fund, Inc.

               (Exact name of registrant as specified in charter)


     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

               (Address of principal executive offices) (Zip Code)


                             Jonathan D. Shain, Esq.
     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 973-802-6469

                       Date of fiscal year-end: August 31

                     Date of reporting period: June 30, 2006





Item 1. Proxy Voting Record

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.




******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05296
Reporting Period: 07/01/2005 - 06/30/2006
The High Yield Income Fund, Inc.









=============== THE HIGH YIELD INCOME FUND, INC. - ADVISOR: PIM ================


IMPSAT FIBER NTWKS

Ticker:       IMPT           Security ID:  45321T202
Meeting Date: APR 28, 2006   Meeting Type: GENERAL
Record Date:  MAR 15, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DIRECTOR(S)                               FOR       FOR        Management
2     RATIFICATION OF THE SELECTION OF DELOITTE FOR       FOR        Management
      & TOUCHE LLP TO SERVE AS THE COMPANY'S
      INDEPENDENT AUDITORS FOR THE YEAR ENDING
      DECEMBER 31, 2006.


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LIBERTY GLOBAL

Ticker:       LBTYA          Security ID:  53055101
Meeting Date: JUN 22, 2006   Meeting Type: GENERAL
Record Date:  APR 1, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DIRECTOR(S)                               FOR       FOR        Management
2     AUDITORS RATIFICATION                     FOR       FOR        Management


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MIRANT

Ticker:       MIR            Security ID:  60467R100
Meeting Date: MAY 9, 2006    Meeting Type: GENERAL
Record Date:  MAR 24, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DIRECTOR(S)                               FOR       FOR        Management
2     RATIFICATION OF APPOINTMENT OF KPMG LLP   FOR       FOR        Management
      AS INDEPENDENT AUDITOR FOR 2006


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NTL INC.

Ticker:       NTLI           Security ID:  62940M104
Meeting Date: MAR 2, 2006    Meeting Type: Special
Record Date:  FEB 27, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     TO ADOPT THE AMENDED AND RESTATED         FOR       FOR        Management
      AGREEMENT AND PLAN OF MERGER, DATED AS OF
      DECEMBER 14, 2005, AS AMENDED BY
      AMENDMENT NO.1 THERETO, AMONG TELEWEST
      GLOBAL INC., NTL INCORPORATED, NEPTUNE
      BRIDGE BORROWER LLC AND, FOR CERTAIN
      LIMITED PURPOSES, MERGER SUB IN


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WALTER INDUSTRIES

Ticker:       WLT            Security ID:  93317Q105
Meeting Date: APR 26, 2006   Meeting Type: GENERAL
Record Date:  MAR 3, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DIRECTOR(S)                               FOR       FOR        Management
2     PROPOSAL TO RATIFY THE APPOINTMENT OF     FOR       FOR        Management
      PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT
      CERTIFIED PUBLIC ACCOUNTANTS FOR THE
      COMPANY FOR THE YEAR ENDING DECEMBER 31,
      2006.
3     PROPOSAL TO APPROVE THE WALTER            FOR       ABSTAIN    Management
      INDUSTRIES, INC. EXECUTIVE INCENTIVE
      PLAN.

========== END NPX REPORT


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




The High Yield Income Fund, Inc.


By




/s/ Judy A. Rice*
      (Jonathan D. Shain)





Judy A. Rice, President

* By Power of Attorney. Filed on June 30, 2006. Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 28 to the filing on Form N-1A for Dryden Municipal Bond Fund (File No. 33-10649) filed via EDGAR on
June 30, 2006.


Date: August 28, 2006